LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2017
LONG-TERM LOANS AND OTHER BORROWINGS
LONG-TERM LOANS AND OTHER BORROWINGS

17. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2016	2017
Two-step loans	17a	1,067	892
Bonds and notes	17b	9,322	8,982
Bank loans	17c	11,929	13,894
Other borrowings	17d	697	1,196
Obligations under finance leases	10c.xii	3,352	3,010
Total		26,367	27,974

Scheduled principal payments as of December 31, 2017 are as follows:

			Year
	Notes	Total	2019	2020	2021	2022	Thereafter
Two-step loans	17a	892	187	187	171	135	212
Bonds and notes	17b	8,982	—	1,995	—	2,196	4,791
Bank loans	17c	13,894	4,138	3,350	2,222	1,743	2,441
Other borrowings	17d	1,196	199	199	199	199	400
Obligations under finance leases	10c.xii	3,010	744	699	668	548	351
Total		27,974	5,268	6,430	3,260	4,821	8,195

a.    Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2016		2017
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	6,143	707	5,375	648
	US$	22	295	17	237
	Rp	—	290	—	213
Total			1,292		1,098
Current maturities (Note 16b)			(225)		(206)
Long-term portion			1,067		892

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	8.25%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

a.    projected net revenue to projected debt service ratio should exceed 1.2:1 for the two-step loans originating from Asian Development Bank (“ADB”).

b.    internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2017, the Company has complied with the above-mentioned ratios.

Refer to Note 31 for details of related party transactions.

b.   Bonds and notes

		2016		2017
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Bonds and notes	Currency	(in millions)	equivalent	(in millions)	equivalent
Bonds
2010
Series B	Rp	—	1,995	—	1,995
2015
Series A	Rp	—	2,200	—	2,200
Series B	Rp	—	2,100	—	2,100
Series C	Rp	—	1,200	—	1,200
Series D	Rp	—	1,500	—	1,500
Medium Term Notes (“MTN”)
GSD
Series A	Rp	—	220	—	—
Series B	Rp	—	120	—	—
Promissory note
PT ZTE Indonesia (“ZTE”)	US$	0	1	—	—
Total			9,336		8,995
Unamortized debt issuance cost			(13)		(13)
Total			9,323		8,982
Current maturities (Note 16b)			(1)		—
Long-term portion			9,322		8,982

(i)   Bonds

2010

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 10c.ix). The underwriters of the bonds are PT Bahana Securities (“Bahana”), PT Danareksa Sekuritas, and PT Mandiri Sekuritas and the trustee is Bank CIMB Niaga.

The Company received the proceeds from the issuance of bonds on July 6, 2010.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband (bandwidth, softswitching, datacom, information technology and others) and infrastructure (backbone, metro network, regional metro junction, internet protocol, and satellite system) and to optimize legacy and supporting facilities (fixed wireline and wireless).

As of December 31, 2017, the rating of the bonds issued by PT Pemeringkat Efek Indonesia (“Pefindo”) is idAAA (stable outlook).

Based on the indenture trusts agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

1.     debt to equity ratio should not exceed 2:1.

2.     EBITDA to finance costs ratio should not be less than 5:1.

3.     debt service coverage is at least 125%.

As of December 31, 2017, the Company has complied with the above-mentioned ratios.

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are secured by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 10c.ix). The underwriters of the bonds are Bahana, PT Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas and the trustee is Bank Permata.

The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and merger and acquisition of some domestic and international entities.

As of December 31, 2017, the rating of the bonds issued by Pefindo is idAAA (stable outlook).

Based on the indenture trusts agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

1.    debt to equity ratio should not exceed 2:1.

2.    EBITDA to finance costs ratio should not be less than 4:1.

3.    debt service coverage is at least 125%.

As of December 31, 2017, the Company has complied with the above-mentioned ratios.

(ii)  MTN

GSD

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum
Series A	Rp	220	November 14, 2014	November 14, 2019	Semi-annually	11.00%
Series B	Rp	120	March 6, 2015	March 6, 2020	Semi-annually	11.00%
Total		340

Based on Agreement of Issuance and Appointment of Monitoring and Insurance Agents of Medium Term Notes (MTN) PT Graha Sarana Duta Year 2014 dated November 13, 2014 as covered by notarial deed No. 30 of Arry Supratno, S.H., GSD will issue MTN with the principle amount up to Rp500 billion in series.

On June 12, 2017, GSD has been fully paid for MTN series A amounted to Rp220 billion and series B amounted to Rp120 billion to PT Mandiri Sekuritas as an Arranger.

(iii)   Promissory notes

		Principal*		Principal payment	Interest payment	Interest rate
Supplier	Currency	(in billions)	Issuance date	schedule	period	per annum
PT Huawei[a]	US$	0.2	April 30, 2013	—	Semi-annually	6 months LIBOR+1.50%
ZTE[b,c]	US$	0.1	August 20, 2009	February 4, 2017	Semi-annually	6 months LIBOR+1.50%

*In original currency

[a]Has been fully paid on July 30, 2016

[b]Has been fully paid on February 4, 2017

[c]Based on the latest amendment on August 15, 2011

Based on Agreement of Frame Supply and Deferred Payment Arrangement between the Company, ZTE and PT Huawei, the promissory notes issued by the Company to ZTE and PT Huawei are vendor financing facilities with no collateral covering 85% of Hand-over Report (Berita Acara Serah Terima) projects with ZTE and PT Huawei.

c.    Bank loans

		2016		2017
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	3,222	—	4,603
BRI	Rp	—	1,871	—	2,166
Bank Mandiri	Rp	—	1,232	—	1,126
Sub-total			6,325		7,895
Third parties
Syndication of banks	Rp	—	3,650	—	2,250
The Bank of Tokyo-Mitsubishi-UFJ, Ltd.	Rp	—	2,361	—	1,944
Bank CIMB Niaga	Rp	—	1,162	—	1,726
PT Bank Central Asia Tbk (“BCA”)	Rp	—	—	—	1,100
Sumitomo	Rp	—	647	—	804
United Overseas Bank Limited(“UOB Singapore”)	US$	36	484	49	664
UOB	Rp	—	500	—	500
ANZ	Rp	—	240	—	440
PT Bank ICBC Indonesia ("ICBC")	Rp	—	—	—	249
PT Bank DBS Indonesia	Rp	—	—	—	144
Japan Bank for International Cooperation (“JBIC”)	US$	16	211	9	128
Exim Bank of Malaysia Berhad	MYR	—	—	37	124
Others	Rp	—	37	—	26
	MYR	—	—	15	50
Sub-total			9,292		10,149
Total			15,617		18,044
Unamortized debt issuance cost			(51)		(40)
			15,566		18,004
Current maturities (Note 16b)			(3,637)		(4,110)
Long-term portion			11,929		13,894

Refer to Note 31 for details of related party transactions.

Other significant information relating to bank loans as of December 31, 2017 is as follows:

				Current
			Total	period	Principal	Interest
			facility*	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	period	per annum	Security
BNI
March 13, 2013[h]	Sigma	Rp	2,100	116	Monthly (2016-2022)	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6) and property and equipment (Note 10)
November 20, 2013[j]	The Company	Rp	1,500	375	Semi-annually (2015-2018)	Quarterly	3 months JIBOR+2.00%	None
January 10, 2014[h]	Sigma	Rp	247	41	Monthly (2016-2022)	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6) and property and equipment (Note 10)
November 3, 2014[c]	Telkom Infratel	Rp	1,050	186	Quarterly (2015-2019)	Monthly	1 month JIBOR+3.35%	Trade receivables (Note 6)
June 10, 2015	Metra	Rp	44	15	Semi-annually (2015-2018)	Monthly	1 month JIBOR+2.95%	Trade receivables (Note 6) and property and equipment (Note 10)
October 12, 2015[l]	Telkom Akses	Rp	1,400	350	Semi-annually (2016-2020)	Quarterly	3 months JIBOR+2.50%	Trade receivables (Note 6), inventories (Note 7), and property and equipment (Note 10)
March 24, 2017[e,g]	Dayamitra	Rp	1,005	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
March 24, 2017[e]	GSD	Rp	150	-	Quarterly (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
March 24, 2017[e]	The Company	Rp	650	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
November 13, 2017	Telkom Akses	Rp	400	-	Semi-annually (2018-2022)	Quarterly	3 months JIBOR+2.50%	Trade receivables (Note 6), inventories (Note 7), and property and equipment (Note 10)
BRI
October 30, 2013	GSD	Rp	70	10	Monthly (2014-2021)	Monthly	10.00%	Trade receivables (Note 6), property and equipment (Note 10) and lease agreement
October 30, 2013	GSD	Rp	34	5	Monthly (2014-2021)	Monthly	10.00%	Trade receivables (Note 6), property and equipment (Note 10) and lease agreement
November 20, 2013	The Company	Rp	1,500	375	Semi-annually (2015-2018)	Quarterly	3 months JIBOR+2.65%	None
December 18, 2015	Dayamitra	Rp	800	75	Semi-annually (2017-2020)	Quarterly	3 months JIBOR+2.70%	Property and equipment (Note 10)
March 24, 2017[e]	The Company	Rp	500	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
March 24, 2017[e]	Dayamitra	Rp	500	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None

				Current
			Total	period	Principal	Interest	Interest
			facility*	payment	payment	payment	rate per
	Borrower	Currency	(in billions)	(in billions)	schedule	period	annum	Security
Bank Mandiri
November 20, 2013	The Company	Rp	1,500	375	Semi-annually (2015-2018)	Quarterly	3 months JIBOR+2.65%	None
September 27, 2016	Patrakom	Rp	70	9	Quarterly (2017-2019)	Monthly	9.50%	Trade receivables (Note 6) and property and equipment (Note 10)
March 24, 2017[e]	Dayamitra	Rp	500	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
March 24, 2017[e]	TII	Rp	195	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+1.85%	None
Syndication of banks
March 13, 2015 (BNI and BCA)[d,k]	The Company	Rp	2,900	483	Semi-annually (2016-2022)	Quarterly	3 months JIBOR+2.00%	All assets
March 13, 2015 (BNI and BCA)[d,k]	GSD	Rp	100	17	Semi-annually (2016-2022)	Quarterly	3 months JIBOR+2.00%	All assets
The Bank of Tokyo - Mitsubishi UFJ, Ltd.
October 9, 2014	Dayamitra	Rp	600	160	Quarterly (2016-2019)	Quarterly	3 months JIBOR+2.40%	Trade receivables (Note 6) and property and equipment (Note 10)
March 13, 2015[d]	Metra	Rp	400	68	Quarterly (2016-2020)	Quarterly	3 months JIBOR+1.50%	None
March 13, 2015[d]	Infomedia	Rp	250	28	Quarterly (2016-2020)	Quarterly	3 months JIBOR+1.50%	None
March 13, 2015[d]	Dayamitra	Rp	100	17	Quarterly (2016-2020)	Quarterly	3 months JIBOR+2.15%	None
November 2, 2015	Dayamitra	Rp	400	80	Quarterly (2017-2020)	Quarterly	3 months JIBOR+2.60%	Trade receivables (Note 6) and property and equipment (Note 10)
October 3, 2016	Dayamitra	Rp	500	-	Semi-annually (2019-2024)	Quarterly	3 months JIBOR+2.25%	Property and equipment (Note 10) and lease agreement
March 30, 2017[f]	Dayamitra	Rp	97.5	-	Quarterly (2018-2024)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	GSD	Rp	202.5	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	Metra	Rp	100	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None

				Current
			Total	period	Principal	Interest
			facility*	payment	payment	payment
	Borrower	Currency	(in billions)	(in billions)	schedule	period	Interest rate per annum	Security
Bank CIMB Niaga
March 31, 2011	GSD	Rp	24	3	Monthly (2011-2020)	Monthly	9.75%	Property and equipment (Note 10) and lease agreement
March 31, 2011	GSD	Rp	13	2	Monthly (2011-2019)	Monthly	9.75%	Property and equipment (Note 10) and lease agreement
September 9, 2011	GSD	Rp	41	4	Monthly (2011-2021)	Monthly	9.75%	Property and equipment (Note 10) and lease agreement
September 20, 2012[i]	TLT	Rp	1,200	13	Monthly (2015-2030)	Quarterly	3 months JIBOR+3.45%	Property and equipment (Note 10)
September 20, 2012	TLT	Rp	118	1	Monthly (2015-2030)	Monthly	9.00%	Property and equipment (Note 10)
September 20, 2012[i]	TLT	Rp	100	1	Monthly (2017-2030)	Monthly	3 months JIBOR+3.45%	Property and equipment (Note 10)
March 30, 2017[f]	GSD	Rp	200	-	Quarterly (2018-2024)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	Metra	Rp	295	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
BCA
March 30, 2017[f]	Metra	Rp	170	-	Semi-annually (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
May 5, 2017[a]	Telkomsel	Rp	3,000	-	Monthly (2017-2019)	Quarterly	3 months JIBOR+1.00%	None
Sumitomo
March 13, 2015[d]	Metra	Rp	400	68	Quarterly (2016-2020)	Quarterly	3 months JIBOR+2.15%	None
March 13, 2015[d]	Infomedia	Rp	250	28	Quarterly (2016-2020)	Quarterly	3 months JIBOR+2.15%	None
March 13, 2015[d]	Dayamitra	Rp	100	17	Quarterly (2016-2020)	Quarterly	3 months JIBOR+2.15%	None
March 30, 2017[f]	Dayamitra	Rp	97.5	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	GSD	Rp	202.5	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	Metra	Rp	100	-	Quarterly (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
UOB Singapore
September 9, 2016	TII	US$	0.06	-	Semi-annually (2019-2022)	Quarterly	3 months LIBOR+1.50%	None
UOB
September 22, 2016	Dayamitra	Rp	500	-	Semi-annually (2018-2024)	Quarterly	3 months JIBOR+2.20%	Property and equipment (Note 10)

				Current
			Total	period	Principal	Interest
			facility*	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	period	per annum	Security
ANZ
March 13, 2015[d]	GSD	Rp	500	—	June 13, 2020	Quarterly	3 months JIBOR+2.00%	None
March 13, 2017[d]	PINS	Rp	500	—	May 31, 2022	Quarterly	3 months JIBOR+2.00%	None
ICBC
April 5, 2017	GSD	Rp	272	23	Quarterly (2019-2024)	Quarterly	3 months JIBOR+2.36%	Trade receivables (Note 6) and property and equipment (Note 10)
PT Bank DBS Indonesia
December 23, 2016	Nutech	Rp	6	1	Monthly (2017-2021)	Monthly	13.00%	Trade receivables (Note 6) and property and equipment (Note 10)
March 30, 2017[f]	Dayamitra	Rp	100	—	Semi-annually (2018-2022)	Quarterly	3 months JIBOR+1.50%	None
March 30, 2017[f]	Patrakom	Rp	130	—	Semi-annually (2018-2022)	Quarterly	7.50%	None
JBIC
March 28, 2013[b]	The Company	US$	0.03	0.006	Semi-annually (2014-2019)	Semi-annually	2.18% and 6 months LIBOR+1.20%	None
Exim Bank of Malaysia Berhad
March 23, 2016	TSGN	MYR	0.06	0.01	Monthly (2016-2020)	Monthly	ECOF+1.89%	Trade receivables (Note 6)

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2017, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2017, the Group obtained waiver from lenders to not demand the loan payment as consequence of the breach of covenants.

The credit facilities were obtained by the Group for working capital purposes.

* In original currency

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2017, Telkomsel has complied with the above covenants.

[b]  In connection with the agreement with NEC Corporation Consortium and TE SubCom, the Company entered into a loan agreement with JBIC, for the procurement of goods and services from NEC Corporation Consortium and TE SubCom for the Southeast Asia Japan Cable System project. The facilities consist of facilities A and B amounting to US$18.8 million and US$12.5 million, respectively.

[c] Based on the latest amendment on May 30, 2017.

[d]  On March 13, 2015, the Company, GSD, Metra, and Infomedia entered into several credit facilities agreements with Sumitomo, The Bank of Tokyo - Mitsubishi UFJ, Ltd., ANZ, and syndication of banks (BCA and BNI) amounting to Rp750 billion, Rp750 billion, Rp500 billion, and Rp3,000 billion, respectively. Based on amendment on August 2, 2016, Dayamitra and Telkom Akses are included as borrowers into Sumitomo and the Bank of Tokyo - Mitsubishi UFJ, Ltd., credit facilities agreement and excluded GSD from those agreement. Based on the latest amendment on March 13, 2017, PINS is included as one of borrower into ANZ’s credit facility agreement. In 2017, PINS drawn down the facility amounted to Rp200 billion. As of December 31, 2017, the unused facilities for Sumitomo, The Bank of Tokyo - Mitsubishi UFJ, Ltd., and ANZ amounted to Rp82.5 billion, Rp82.5 billion and Rp60 billion, respectively.

[e]  On March 24, 2017, the Company, Dayamitra, Sigma, GSD, and TII entered several credit agreements with BRI, BNI, and Bank Mandiri amounting to Rp1,000 billion, Rp1,500 billion and Rp1,500 billion, respectively. As of December 31, 2017, the unused facilities for BNI and Bank Mandiri amounted to Rp200 billion and Rp810 billion, respectively.

[f]  On March 30, 2017, The Company, GSD, Metra, Dayamitra, PINS, and Patrakom entered into several credit agreements with The Bank of Tokyo - Mitsubishi UFJ Ltd., Sumitomo, PT Bank DBS Indonesia, Bank CIMB Niaga, and BCA amounting to Rp800 billion, Rp800 billion, Rp900 billion, Rp495 billion and Rp850 billion, respectively. As of December 31, 2017, the unused facilities for The Bank of Tokyo - Mitsubishi UFJ Ltd., Sumitomo, PT Bank DBS Indonesia, Bank CIMB Niaga, and BCA amounted to Rp529 billion, Rp529 billion, Rp759 billion, Rp195 billion and Rp750 billion, respectively.

[g]  Based on the latest amendment on September 26, 2017.

[h]  Based on the latest amendment on December 21, 2017.

[i] Based on the latest amendment on October 20, 2016.

[j] Based on the latest amendment on April 10, 2017

[k] Based on the latest amendment on May 9, 2017.

[l] Based on the latest amendment on April 7, 2017.

d.    Other borrowings

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	period	per annum	Security
PT Sarana Multi Infrastruktur
October 12, 2016	Dayamitra	Rp	700	—	Semi-annually (2018-2024)	Quarterly	3 months JIBOR+2.20%	Property and equipment (Note 10)
March 29, 2017	Dayamitra	Rp	600	—	Semi-annually (2018-2024)	Quarterly	3 months JIBOR+2.20%	Property and equipment (Note 10)

Under the agreement, Dayamitra is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

1.   debt to equity ratio should not exceed 5:1

2.   net debt to EBITDA ratio should not exceed 4:1

3.   debt service coverage of at least 100%.

As of December 31, 2017, Dayamitra has complied with the above-mentioned ratios.

Refer to Note 31 for details of related party transactions.